Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of non controlling interest
	$
	Note 4	(a)
Balance, December 31, 2016	203
Net earnings attributable to non-controlling interest	537
Balance, December 31, 2017	740
Net earnings attributable to non-controlling interest	159
Derecognition due to loss of control of Ghanaian subsidiaries (note 6)	(899)
Balance, December 31, 2018	-